CREDIT FROM BANKING INSTITUTIONS	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
CREDIT FROM BANKING INSTITUTIONS
NOTE 9	-	CREDIT FROM BANKING INSTITUTIONS
Lines of credit Unutilized short-term lines of credit of the Group as of December 31, 2017, aggregated to US$ 0.8 million.